Issuance of Units	6 Months Ended
Jun. 30, 2021
Issuance Of Units
Issuance of Units

NOTE 9 – ISSUANCE OF UNITS

On May 21, 2021, Navios Partners entered into a new Continuous Offering Program Sales Agreement (“$110.0m Sales Agreement”) for the issuance and sale from time to time through its agent common units having an aggregate offering price of up to $110,000. As of June 30, 2021, since the commencement of the $110.0m Sales Agreement, Navios Partners has issued 2,914,022 units and received net proceeds of $78,134. Pursuant to the issuance of the common units, Navios Partners issued 59,470 general partnership units to its General Partner in order to maintain its 2.0% general partner interest. The net proceeds from the issuance of the general partnership units were approximately $1,636.

On April 9, 2021, Navios Partners entered into a Continuous Offering Program Sales Agreement (“$75.0m Sales Agreement”) for the issuance and sale from time to time through its agent common units having an aggregate offering price of up to $75,000. As of June 30, 2021, since the commencement of the $75.0m Sales Agreement, Navios Partners has issued 2,437,624 units and received net proceeds of $73,117. Pursuant to the issuance of the common units, Navios Partners issued 49,747 general partnership units to its General Partner in order to maintain its 2.0% general partner interest. The net proceeds from the issuance of the general partnership units were approximately $1,530. No amounts remained available for sale under the $75.0m Sales Agreement.

On November 18, 2016, Navios Partners entered into a Continuous Offering Program Sales Agreement (the $25.0m Sales Agreement”) for the issuance and sale from time to time through its agent common units having an aggregate offering price of up to $25,000. The $25.0m Sales Agreement was amended on August 3, 2020 to address the updated shelf registration statement pursuant to which sales are made. As of June 30, 2021 and December 31, 2020, since the date of the amended $25.0m Sales Agreement, Navios Partners has issued 1,286,857 and 357,508 units, respectively, and received net proceeds of $23,918 and $2,231, respectively. Pursuant to the issuance of the common units, Navios Partners issued 26,265 and 7,298 general partnership units to its general partner as of June 30, 2021 and December 31, 2020, respectively, in order to maintain its 2.0% general partner interest. The net proceeds from the issuances of the general partnership units were $501 and $47 as of June 30, 2021 and December 31, 2020, respectively. No amounts remained available for sale under the $25.0m Sales Agreement.

Pursuant to the terms of the Merger Agreement, each outstanding common unit of Navios Containers that was held by a unitholder other than Navios Partners, Navios Containers and their respective subsidiaries was converted into the right to receive 0.39 of a common unit of Navios Partners. As a result of the merger, 8,133,452 common units of Navios Partners were issued to former public unitholders of Navios Containers. Pursuant to the issuance of the common units, Navios Partners issued 165,989 general partner units, resulting in net proceeds of $3,911.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of the Company's common units over a two year period. The program did not require any minimum repurchase or any specific number of common units and could be suspended or reinstated at any time in Navios Partners' discretion and without notice. Repurchases were subject to restrictions under Navios Partners' credit facilities. As of June 30, 2021 and 2020, Navios Partners had repurchased and cancelled 312,952 common units on a split adjusted basis, for a total cost of approximately $4,499.There were no repurchases during the six month period ended June 30, 2021, and the program expired in January 2021.

On April 25, 2019, Navios Partners announced that its Board of Directors had approved 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partner units. The reverse stock split was effective on May 21, 2019 and the common units commenced trading on such date on a split adjusted basis.

The effect of compensation expense arising from the restricted common units granted in December 2019, 2018 and 2017 and February 2019, amounted to $116 and $234 for the three and six month periods ended June 30, 2021 and was presented under the caption “General and administrative expenses” in the condensed Consolidated Statements of Operations.

The effect of compensation expense arising from the restricted common units granted in December 2019, 2018 and 2017 and February 2019, amounted to $238 and $483 for the three and six month periods ended June 30, 2020 and was presented under the caption “General and administrative expenses” in the condensed Consolidated Statements of Operations.

As of June 30, 2021, the estimated compensation cost relating to service conditions of non-vested restricted common units granted in 2017, 2018 and 2019 not yet recognized was $345.

Restricted common units outstanding and not vested were 86,350 units, on a split adjusted basis, as of June 30, 2021.

As of June 30, 2021, Navios Holdings held 9.9% common unit interest in Navios Partners and the General Partner owned 2.0% general partner interest in Navios Partners.